RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Disclosure of remuneration of directors and other members of key management personnel [Table Text Block]
	2025	2024
	$	$
Directors fees	252,500	173,125
Salaries and benefits	1,010,201	1,441,458
Share-based compensation	1,191,219	1,408,778
Total remuneration of key management personnel	2,453,920	3,023,361